Dividends - Total coupons on capital securities classified as equity (commentary) (Details) $ / shares in Units, € in Millions, $ in Millions	Feb. 21, 2024 USD ($) $ / shares	Jan. 04, 2024 USD ($)	Jan. 04, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
EUR 1,250m Subordinated Capital Securities
Disclosure of classes of share capital [line items]
Notional amount | €				€ 1,250
EUR 1,250m Subordinated Capital Securities | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared before financial statements authorized for issue		$ 33	€ 30
Ordinary shares | Dividend distribution
Disclosure of classes of share capital [line items]
Dividends declared before financial statements authorised for issue, per share (in dollars per share) | $ / shares	$ 0.31
Dividends declared before financial statements authorized for issue | $	$ 5,913